Quarterly Financial Data (Unaudited) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Valuation Reserves	$ 456
Goodwill impairment	$ 370	$ 689	$ 0